Commitments and Contingencies - Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 406,043	$ 444,911
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	286,939	388,264
Interest rate lock commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	3,694	6,331
Forward sale commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	3,779	576
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 111,631	$ 49,740